CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Other comprehensive loss
Revenues	¥ 87,487,510	¥ 65,731,559	¥ 55,617,933
Other operating income, net	735,797	411,526	608,975
Foreign currency translation adjustment, tax	0	0	0
Related party
Other comprehensive loss
Other operating income, net	150,000	0	0
Vehicle sales
Other comprehensive loss
Revenues	76,883,876	58,234,086	49,257,270
Vehicle sales | Related party
Other comprehensive loss
Revenues	16,113,630	9,915,540	1,456,388
Other sales
Other comprehensive loss
Revenues	10,603,634	7,497,473	6,360,663
Other sales | Related party
Other comprehensive loss
Revenues	¥ 1,009,600	¥ 305,807	¥ 113,544